Occupancy Expense and Information Systems and Communications Expense (Tables)	12 Months Ended
Dec. 31, 2018
Occupancy Expense and Information Systems and Communications Expense [Abstract]
Summary of Future Minimum Lease Payments Under Non Cancelable Capital and Operating Leases
The following table presents a summary of future minimum lease payments under non-cancelable capital and operating leases as of December 31, 2018. Aggregate future minimum rental commitments have been reduced by aggregate sublease rental commitments of $46 million for capital leases and $16 million for operating leases.

(In millions)	Capital Leases	Operating Leases	Total
2019	$34	$192	$226
2020	31	181	212
2021	31	170	201
2022	31	147	178
2023	24	128	152
Thereafter	—	380	380
Total minimum lease payments	151	$1,198	$1,349
Less amount representing interest payments	(31)
Present value of minimum lease payments	$120